Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 4,725	$ 4,844
Cash and cash equivalents	36,556	39,204	$ 33,030	$ 29,195
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 6,434	$ 5,774